COMMITMENTS AND CONTINGENCIES (Legal Matters) (Narrative) (Details) - 6 months ended Jun. 30, 2015 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Legal matters [Line Items]
Litigation settlement	$ 36.5
Jiangsu Shuangliang against Sichuan ReneSola [Member]
Legal matters [Line Items]
Damages sought	9.2	¥ 55.7
Penalty sought	1.1	6.7
Sichuan ReneSola against Jiangsu Shuangliang [Member]
Legal matters [Line Items]
Damages sought	$ 5.2	¥ 31.6